Revenue Recognition	9 Months Ended
Sep. 30, 2021
Revenue from Contract with Customer [Abstract]
Revenue Recognition	Revenue Recognition
The reported results for the years ended December 31, 2020 and December 31, 2019 reflect the application of ASC 606. Periods prior to January 1, 2019 reflect accounting under ASC 605.
The following table presents our revenues disaggregated by source:

	For the Twelve Months Ended December 31,
(Dollars in Thousands)	2020	2019	2018
FFS-patient care	$647,314	$676,157	$572,719
FFS-administrative services	58,278	48,510	32,960
Shared savings	66,414	39,854	39,245
Care management fees (PMPM)	26,766	18,547	9,836
Other revenue	18,303	3,292	2,849
Total Revenue	$817,075	$786,360	$657,609
FFS-patient care is primarily generated from third-party payers with which the Company has established contractual billing arrangements. The following table presents the approximate percentages by source of net operating revenue received for healthcare services we provided for the periods indicated:

	Year Ended December 31,
	2020	2019	2018
Commercial insurers	69%	67%	67%
Government payers	17%	17%	17%
Patient	14%	16%	16%
	100%	100%	100%
FFS-administrative services revenue is earned through the Company’s MSA with Non-Owned Medical Groups primarily based on a fixed percentage of net collections on patient care generated by those medical groups. VBC revenue is generated through Care management fee (PMPM) payments from payers to provide care coordination services to patients and through shared savings contracts with large commercial payer organizations and the U.S. Federal Government. For additional details, refer to Note 1 “Organization and Summary of Significant Accounting Policies.”
Contract Asset
The Company has the following contract assets and unearned revenue:

	Year Ended December 31,
(Dollars in Thousands)	2020	2019
Balances for contracts with customers
Accounts receivable	$99,118	$77,339
Unearned revenue	$2,759	$566
Unearned Revenue
Our unearned revenues is presented on the balance sheet under other current liabilities and represent payments made to, or due from, customers in advance of our performance. All contracts are less than or equal to twelve months. Changes in the balance of total deferred revenue during the twelve months ended December 31, 2020 are as follows:

(Dollars in Thousands)	December 31, 2019	Additions	Revenue Recognized	December 31, 2020
Unearned Revenue	$566	4,117	(1,924)	$2,759
During the twelve months ended December 31, 2020, the Company recognized approximately $0.6 million of revenue related to amounts unearned as of December 31, 2019.
Remaining Performance Obligations
As our performance obligations relate to contracts with a duration of one year or less, the Company elected the optional exemption in ASC 606-10-50-14(a). Therefore, the Company is not required to disclose the transaction price for the remaining performance obligations at the end of the reporting period or when the Company expects to recognize revenue. The Company has minimal unsatisfied performance obligations at the end of the reporting period as our patients typically are under no obligation to continue receiving services at our facilities.
Revenue Recognition
The following table presents our revenues disaggregated by source:

	For the Three Months Ended September 30,		For the Nine Months Ended September 30,
(Dollars in Thousands)	2021	2020	2021	2020
FFS-patient care	$200,208	$168,622	$550,607	$474,816
FFS-administrative services	16,407	14,489	47,162	42,663
Shared savings	25,333	15,905	62,045	49,441
Care management fees (PMPM)	9,376	7,024	27,321	20,320
Other revenue	200	1,130	3,752	16,136
Total Revenue	$251,524	$207,170	$690,887	$603,376
Fee-for-service (“FFS”) patient care is primarily generated from third-party payers with which the Company has established contractual billing arrangements. The following table presents the approximate percentages by source of net operating revenue received for healthcare services we provided for the periods indicated:

	For the Three Months Ended September 30,		For the Nine Months Ended September 30,
	2021	2020	2021	2020
Commercial insurers	70%	69%	69%	68%
Government payers	17%	18%	16%	16%
Patient	13%	13%	15%	16%
	100%	100%	100%	100%
FFS-administrative services revenue is earned through the Company’s MSA with Non-Owned Medical Groups primarily based on a fixed percentage of net collections on patient care generated by those medical groups.
Value Based Care (“VBC”) revenue is generated through per member per month Care management fee (“PMPM”) payments, from payers to provide care coordination services to patients and through shared savings contracts with large commercial payer organizations and the U.S. Federal Government.
Contract Asset
The Company has the following contract assets and unearned revenue:

(Dollars in Thousands)	September 30, 2021	December 31, 2020
Balances for contracts with customers
Accounts receivable	$98,384	$99,118
Unearned revenue	$4,832	$2,759
Unearned Revenue
Unearned revenue is presented on the condensed consolidated balance sheet under other current liabilities and represent payments made to, or due from, customers in advance of our performance. All contracts are less than or equal to twelve months. Changes in the balance of total deferred revenue during the nine months ended September 30, 2021 are as follows:

(Dollars in Thousands)	December 31, 2020	Additions	Revenue Recognized	September 30, 2021
Unearned revenue	$2,759	3,161	(1,088)	$4,832
During the three and nine months ended September 30, 2021, the Company recognized approximately $0.2 million and $1.1 million, respectively, of revenue related to amounts unearned as of December 31, 2020.
Remaining Performance Obligations
As our performance obligations relate to contracts with a duration of one year or less, the Company elected the optional exemption in ASC 606-10-50-14(a). Therefore, the Company is not required to disclose the transaction price for the remaining performance obligations at the end of the reporting period or when the Company expects to recognize revenue. The Company has minimal unsatisfied performance obligations at the end of the reporting period as our patients typically are under no obligation to continue receiving services at our facilities.